Credit Risk - Disclosure of Credit Performance (Details)	Dec. 31, 2023	Dec. 31, 2022
Unsecured personal loans
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	73.00%	61.00%
Overdrafts
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	243.00%	224.00%
Retail and Business Banking
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	415.00%	347.00%
Mortgages
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	80.00%	62.00%
Credit Cards
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	51.00%	49.00%
Consumer Finance
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	43.00%	44.00%